Note 14 - Related Party Transactions (Details Textual) - USD ($) $ in Thousands		12 Months Ended
	Feb. 26, 2004	Dec. 31, 2017	Dec. 31, 2016
Minera Juanicipio, S.A. de C.V. [member]
Statement Line Items [Line Items]
Proportion of ownership interest in joint venture		44.00%
Fresnillo PLC [member] | Minera Juanicipio, S.A. de C.V. [member]
Statement Line Items [Line Items]
Proportion of ownership interest in joint venture		56.00%
Fresnillo PLC [member] | MAG Silver Corporation [member]
Statement Line Items [Line Items]
Fresnillo investment in MAG Silver Corp. common shares		11.40%
Cascabel and IMDEX [member]
Statement Line Items [Line Items]
Amounts payable, related party transactions		$ 286	$ 255
Cascabel [member] | Cinco de Mayo property [member]
Statement Line Items [Line Items]
Net Smelter Returns Royalty Percentage	2.50%
Percentage interest in acquisition of mineral property	100.00%